Income taxes - Tax rates (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) subsidiary	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) subsidiary
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Income tax benefit (expense)	¥ 389,357,613	$ 56,451,548	¥ 368,735,701	¥ (299,878,635)
Tax holiday period (in years)	2 years	2 years
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%
Income tax benefit (expense)	¥ 0
Pre tax income	¥ 0		¥ 0	¥ 0
PRC.
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Percentage of reduced enterprise income tax rate	15.00%	15.00%
Statute of limitations period (in years)	3 years	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years	5 years
Underpayment of tax liability listed as special circumstance	¥ 100,000
Statute of limitations period for related party transaction (in years)	10 years	10 years
Statute of limitations period for tax evasion (in years)	0 years	0 years
PRC. | Subsidiaries in Shenzhen | Tax year 2019 to 2021
Income taxes
Income tax rate (as a percent)	15.00%	15.00%
Qualified software enterprise | PRC.
Income taxes
Number of subsidiary | subsidiary	1	1
Tax reduction (as a percent)	50.00%	50.00%	50.00%
Tax reduction period (in years)	3 years	3 years
Qualified Enterprise
Income taxes
Number of subsidiary | subsidiary				1
Income tax rate (as a percent)	15.00%	15.00%